Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net income	$ 1,946	$ 1,395
Items not requiring (providing) cash
Depreciation and amortization	369	311
Provision for loan losses	698	735
Amortization of premiums and discounts on securities	265	258
Amortization of loan-servicing rights	250	244
Recovery (impairment) of loan servicing rights	(71)	16
Compensation related to incentive plan	0	24
Deferred income taxes	110	(194)
Originations of mortgage loans held for sale	(41,747)	(39,746)
Proceeds from the sale of mortgage loans	42,385	40,160
Net gain on sale of loans	(793)	(680)
Net loss (gain) on sale of foreclosed property	12	(15)
Net gain on sale of equipment	0	(4)
Cash surrender value of life insurance	(52)	(52)
Changes in
Interest receivable	(52)	(8)
Other assets	(275)	(26)
Interest payable	(63)	(68)
Other liabilities	35	240
Prepaid income taxes	153	131
Net cash provided by operating activities	3,170	2,721
Investing Activities
Purchases of available-for-sale securities	(14,464)	(10,281)
Purchase of held-to-maturity securities	(1,380)	0
Proceeds from maturities of available-for-sale securities	7,560	3,710
Proceeds from maturities of held to maturity securities	155	0
Repayment of principal on mortgage-backed securities	8,073	9,847
Purchase of Federal Reserve Bank and Federal Home Loan Bank stocks	(133)	(48)
Net change in loans	(6,375)	(21,054)
Purchase of premises and equipment	(662)	(149)
Proceeds from sale of equipment	0	24
Proceeds from sale of foreclosed assets	209	67
Net cash used in investing activities	(7,017)	(17,884)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	13,478	28,988
Net decrease in time deposits	(8,542)	(1,948)
Proceeds from other borrowings	154,349	140,750
Repayment of other borrowings	(157,049)	(142,751)
Net change in short-term borrowings	(1,800)	100
Purchase of incentive plan shares	(26)	(26)
Purchase of treasury shares	(14)	(193)
Proceeds from sale of preferred stock, net	4,772	0
Dividends paid on common shares	(384)	(365)
Dividends paid on preferred shares	(30)	0
Net increase in advances from borrowers for taxes and insurance	62	78
Net cash provided by financing activities	4,816	24,633
Increase in Cash and Cash Equivalents	969	9,470
Cash and Cash Equivalents, Beginning of Year	27,359	17,889
Cash and Cash Equivalents, End of Year	28,328	27,359
Supplemental Cash Flows Information
Interest paid	1,629	2,485
Income taxes paid (net of refunds)	851	772
Real estate acquired in settlement of loans	89	218
Internally financed sales of real estate	$ 21	$ 0